Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables from non-related parties	€ 117,734	€ 51,467	€ 26,802
Contract assets	81,923	37,609	8,880	€ 19,999
Receivables from related parties	0	214	592
Other receivables	21,295	11,305	3,158
Total trade receivables and other receivables	€ 220,952	€ 100,595	€ 39,432